Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	8 Months Ended		9 Months Ended	12 Months Ended	14 Months Ended	20 Months Ended		21 Months Ended	26 Months Ended	32 Months Ended		33 Months Ended	38 Months Ended	44 Months Ended		45 Months Ended	50 Months Ended	56 Months Ended		57 Months Ended	68 Months Ended	69 Months Ended	80 Months Ended	81 Months Ended	92 Months Ended	93 Months Ended	104 Months Ended	105 Months Ended	116 Months Ended	117 Months Ended
	Dec. 14, 2021	Nov. 17, 2016	Nov. 15, 2016	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2026	Jan. 31, 2023	Jul. 31, 2023	Jul. 31, 2018	Jul. 31, 2018	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2019	Jul. 31, 2019	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2020	Jan. 31, 2026	Jul. 31, 2026	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value			$ 10,000.00				$ 11,288.64					$ 13,291.85				$ 12,858.50				$ 13,566.21				$ 21,990.70		$ 17,783.17		$ 19,343.54		$ 21,841.50		$ 21,582.02		$ 27,688.34
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value			10,000.00				10,171.85					10,039.11				10,816.26				11,843.32				11,716.90		10,570.20		10,183.33		10,699.98		11,061.44		11,360.15
PGIM TIPS FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value			10,000.00				10,038.24					10,125.60				10,670.27				11,718.66				12,479.63		11,990.32		11,327.88		11,793.72		12,237.41		12,546.42
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value	$ 10,000.00			$ 11,397.99	$ 13,261.97				$ 12,249.28	$ 11,887.56			$ 11,317.00	$ 11,368.28			$ 12,230.90	$ 12,266.51			$ 14,852.45	$ 17,103.40
PGIM Quant Solutions Commodity Strategies Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value			10,000.00				10,150.00					10,453.16				9,858.13				8,799.36				12,682.05		16,564.43		14,837.77		14,215.43		15,318.05		21,366.39
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value		$ 10,000.00				$ 11,171.82					$ 12,440.76				$ 11,932.66				$ 10,808.39				$ 15,982.97		$ 15,365.52		$ 17,175.02		$ 20,036.12		$ 20,584.36		$ 24,859.37
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value	10,000	10,000	10,000	9,907.4998771041373	9,133.8761381584645	11,379.567323813593	11,379.567323813593		9,093.5101886092143	10,322.692002250775	13,227.626597399425	13,227.626597399425	10,986.625355571008	12,608.989074243247	14,283.962093321792	14,283.962093321792	13,884.623948325634	14,668.3182243221	15,991.986479336874	15,991.986479336874	16,154.655482968741	17,538.025671339205	21,820.304643826366	21,820.304643826366	20,807.963652310023	20,807.963652310023	23,516.215539587054	23,516.215539587054	28,724.64902968622	28,724.64902968622	33,416.02489846634	33,416.02489846634	39,953.530700721996	39,953.530700721996
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value			10,000				10,285.874979113618					10,203.537715535329				11,028.075740144634				12,144.265019573981				12,059.039618147815		10,959.672475026277		10,590.598857918167		11,130.832645080765		11,507.20261048159		11,819.020161247616
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Index
Accumulated Value			10,000				10,873.382916852075					12,910.273569887235				12,339.826783719953				11,773.434706710063				17,891.960789640911		15,334.63403033396		16,547.410589969204		18,905.571458401948		18,800.749850917822		25,227.68782926291
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index
Accumulated Value			10,000				10,120.097188484178					10,238.458868447269				10,824.019437681422				11,947.240541481488				12,771.259979151419		12,314.12703920638		11,649.77438386422		12,163.137799332846		12,663.658451870802		12,991.669559139518
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Commodity Index
Accumulated Value	$ 10,000		$ 10,000	$ 11,261.345807001007	$ 12,783.925001580708		$ 9,863.159978091135		$ 11,959.685421156448	$ 11,776.153398736338		$ 10,132.582469924848	$ 11,111.627588700196	$ 11,167.182329624218		$ 9,589.56623598093	$ 12,124.257665302233	$ 12,252.034546980773		$ 8,431.736482832015	$ 14,902.116906406476	$ 16,605.21235047338		$ 11,827.80158424979		$ 15,048.006775215898		$ 13,861.754985910411		$ 13,144.932822703377		$ 14,421.916496721402		$ 19,546.058657487873
S&P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400 Index
Accumulated Value		$ 10,000				$ 10,926.209664438047					$ 12,510.032395994504				$ 12,608.873518290038				$ 12,162.544089988289				$ 17,877.373568720403		$ 16,858.008425011951		$ 18,623.676530127024		$ 21,492.750767816065		$ 22,196.653230047119		$ 26,841.132046928426